Putnam VT International Equity Fund
The fund's portfolio
3/31/20 (Unaudited)

COMMON STOCKS (97.0%)(a)
	Shares	Value
Canada (2.1%)
Cenovus Energy, Inc.	205,100	$413,902
TMX Group, Ltd.	46,800	3,484,144

		3,898,046
China (1.0%)
China Mobile, Ltd.	242,500	1,832,060

		1,832,060
Denmark (1.6%)
Orsted A/S	29,093	2,857,077

		2,857,077
France (15.2%)
AXA SA	242,804	4,204,615
Dassault Systemes SA	15,973	2,368,744
Kering SA	7,513	3,920,243
La Francaise des Jeux SAEM(NON)	55,763	1,391,624
Pernod Ricard SA	20,383	2,899,253
Schneider Electric SA	46,250	3,982,057
Thales SA	34,933	2,932,102
Veolia Environnement SA	129,408	2,768,410
Vinci SA	44,185	3,656,091

		28,123,139
Germany (4.0%)
adidas AG	14,949	3,438,984
CompuGroup Medical SE	33,295	2,048,758
HC Brillant Services GmbH (acquired various dates from 8/2/13 to 8/31/16, cost $8) (Private)(F)(RES)(NON)	12	10
New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $8) (Private)(F)(RES)(NON)	6	5
New Middle East Other Assets GmbH (acquired 8/2/13, cost $3) (Private)(F)(RES)(NON)	2	2
Software AG	62,448	1,877,742

		7,365,501
Hong Kong (3.6%)
AIA Group, Ltd.	741,600	6,671,657

		6,671,657
Ireland (3.4%)
CRH PLC	125,934	3,432,824
Kerry Group PLC Class A	24,037	2,755,672

		6,188,496
Italy (1.8%)
Nexi SpA(NON)	254,939	3,313,887

		3,313,887
Japan (18.0%)
Hoya Corp.	49,200	4,184,898
MinebeaMitsumi, Inc.	166,700	2,485,649
Nintendo Co., Ltd.	11,800	4,551,187
Nippon Prologis REIT, Inc.(R)	1,018	2,564,646
Secom Co., Ltd.	42,200	3,508,607
Seven & i Holdings Co., Ltd.	107,100	3,536,694
Sony Corp.	116,100	6,901,356
Sumitomo Mitsui Financial Group, Inc.	125,000	3,037,164
Toyota Industries Corp.	51,200	2,456,829

		33,227,030
Netherlands (9.7%)
Akzo Nobel NV	38,456	2,535,263
ING Groep NV	279,058	1,461,722
Koninklijke Ahold Delhaize NV	148,283	3,470,309
Koninklijke DSM NV	28,441	3,231,868
Prosus NV(NON)	29,885	2,070,689
Unilever NV	104,627	5,154,970

		17,924,821
Norway (1.4%)
DNB ASA	224,812	2,521,316

		2,521,316
South Korea (2.3%)
Samsung Electronics Co., Ltd. (Preference)	130,124	4,247,571

		4,247,571
Switzerland (13.1%)
Barry Callebaut AG	1,579	3,174,922
Coca-Cola HBC AG	136,104	2,925,291
Lonza Group AG	9,846	4,096,440
Novartis AG	87,277	7,213,011
Roche Holding AG	9,731	3,163,685
SIG Combibloc Group AG	234,108	3,507,623

		24,080,972
United Arab Emirates (1.3%)
Network International Holdings PLC(NON)	483,386	2,372,304

		2,372,304
United Kingdom (16.7%)
Anglo American PLC	181,035	3,163,457
AstraZeneca PLC	55,712	4,976,646
Compass Group PLC	231,540	3,617,723
Imperial Brands PLC	168,637	3,125,846
InterContinental Hotels Group PLC	51,315	2,197,084
Prudential PLC	452,427	5,775,246
Quilter PLC	561,153	820,046
SSE PLC	216,081	3,487,351
Vodafone Group PLC	2,600,110	3,632,115

		30,795,514
United States (1.8%)
Linde PLC	18,481	3,334,792

		3,334,792

Total common stocks (cost $197,531,899)		$178,754,183

SHORT-TERM INVESTMENTS (2.3%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund 0.92%(AFF)	Shares	2,597,095	$2,597,095
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.32%(P)	Shares	310,000	310,000
U.S. Treasury Bills 0.595%, 4/7/20		$35,000	35,000
U.S. Treasury Bills 1.649%, 4/9/20(SEGSF)		276,000	275,995
U.S. Treasury Bills 1.543%, 7/16/20(SEGSF)		311,000	310,928
U.S. Treasury Bills 0.056%, 7/9/20(SEGSF)		110,000	109,977
U.S. Treasury Bills 1.559%, 6/11/20(SEGSF)		199,000	198,964
U.S. Treasury Bills 0.380%, 4/28/20		6,000	6,000
U.S. Treasury Bills 0.310%, 7/23/20(SEGSF)		116,000	115,970
U.S. Treasury Bills 0.164%, 6/25/20(SEGSF)		138,000	137,978
U.S. Treasury Bills 0.015%, 9/3/20(SEGSF)		101,000	100,958
U.S. Treasury Bills 0.014%, 9/24/20(SEGSF)		39,000	38,982
U.S. Treasury Bills zero%, 8/13/20(SEGSF)		30,000	29,991

Total short-term investments (cost $4,265,823)			$4,267,838
TOTAL INVESTMENTS

Total investments (cost $201,797,722)			$183,022,021

	FORWARD CURRENCY CONTRACTS at 3/31/20 (aggregate face value $106,963,063) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Japanese Yen	Buy	5/20/20	$8,079,198	$7,981,398	$97,800
		Norwegian Krone	Buy	6/17/20	1,039,541	1,020,986	18,555
	Barclays Bank PLC
		Australian Dollar	Buy	4/15/20	1,025,503	1,157,834	(132,331)
		British Pound	Buy	6/17/20	4,513,712	4,691,288	(177,576)
		Euro	Buy	6/17/20	5,227,558	5,283,359	(55,801)
		Hong Kong Dollar	Buy	5/20/20	2,692,266	2,685,450	6,816
		Japanese Yen	Buy	5/20/20	217,421	312,086	(94,665)
	Citibank, N.A.
		Australian Dollar	Buy	4/15/20	1,365,245	1,608,335	(243,090)
		British Pound	Sell	6/17/20	2,420,721	2,516,050	95,329
		Canadian Dollar	Sell	4/15/20	716,738	758,669	41,931
		Danish Krone	Buy	6/17/20	2,676,692	2,698,187	(21,495)
		Euro	Sell	6/17/20	575,174	581,274	6,100
		New Zealand Dollar	Buy	4/15/20	417,812	467,597	(49,785)
	Goldman Sachs International
		British Pound	Sell	6/17/20	3,090,856	3,212,688	121,832
		Canadian Dollar	Sell	4/15/20	716,738	758,773	42,035
		Chinese Yuan (Offshore)	Sell	5/20/20	1,493,059	1,489,060	(3,999)
		Japanese Yen	Sell	5/20/20	1,826,686	1,856,993	30,307
		Swedish Krona	Sell	6/17/20	931,457	944,618	13,161
	HSBC Bank USA, National Association
		Australian Dollar	Buy	4/15/20	1,640,890	1,836,100	(195,210)
		Danish Krone	Sell	6/17/20	892,873	905,846	12,973
		Hong Kong Dollar	Sell	5/20/20	1,151,050	1,150,273	(777)
		Japanese Yen	Buy	5/20/20	1,097,910	1,060,695	37,215
		Norwegian Krone	Sell	6/17/20	757,767	848,579	90,812
		Swedish Krona	Sell	6/17/20	558,271	580,785	22,514
	JPMorgan Chase Bank N.A.
		Australian Dollar	Buy	4/15/20	388,339	423,680	(35,341)
		British Pound	Sell	6/17/20	3,442,341	3,577,822	135,481
		Canadian Dollar	Buy	4/15/20	869,751	937,240	(67,489)
		Japanese Yen	Buy	5/20/20	6,392,167	6,310,549	81,618
		Norwegian Krone	Sell	6/17/20	688,233	770,541	82,308
		Singapore Dollar	Buy	5/20/20	2,740,023	2,841,071	(101,048)
		South Korean Won	Sell	5/20/20	4,643,442	4,773,368	129,926
		Swedish Krona	Buy	6/17/20	5,844,157	6,126,071	(281,914)
		Swiss Franc	Sell	6/17/20	4,805,009	4,837,865	32,856
	State Street Bank and Trust Co.
		Australian Dollar	Sell	4/15/20	405,932	323,310	(82,622)
		British Pound	Sell	6/17/20	332,083	354,003	21,920
		Euro	Sell	6/17/20	7,194,875	7,193,159	(1,716)
		Israeli Shekel	Buy	4/16/20	1,179,279	1,207,183	(27,904)
		Japanese Yen	Sell	5/20/20	4,224,628	4,191,280	(33,348)
	UBS AG
		Australian Dollar	Sell	4/15/20	1,558,523	1,465,320	(93,203)
		British Pound	Buy	6/17/20	1,239,651	1,150,597	89,054
		Canadian Dollar	Buy	4/15/20	875,579	848,803	26,776
		Euro	Sell	6/17/20	4,818,742	4,868,476	49,734
		Japanese Yen	Buy	5/20/20	3,733,305	3,663,457	69,848
		Norwegian Krone	Sell	6/17/20	1,026,081	1,149,127	123,046
	WestPac Banking Corp.
		Australian Dollar	Buy	4/15/20	2,581,196	2,856,365	(275,169)
		Canadian Dollar	Sell	4/15/20	650,217	686,853	36,636

	Unrealized appreciation						1,516,583

	Unrealized (depreciation)						(1,974,483)

	Total						$(457,900)
*	The exchange currency for all contracts listed is the United States Dollar.

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2020 through March 31, 2020 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $184,303,538.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $17, or less than 0.1% of net assets.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/19	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 3/31/20
	Short-term investments
	Putnam Short Term Investment Fund*	$7,667,961	$21,795,724	$26,866,590	$16,997	$2,597,095

	Total Short-term investments	$7,667,961	$21,795,724	$26,866,590	$16,997	$2,597,095
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $906,849.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
	At the close of the reporting period, the fund maintained liquid assets totaling $1,052,154 to cover certain derivative contracts.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Financials	15.2%
	Consumer staples	14.7
	Consumer discretionary	14.1
	Health care	13.9
	Materials	10.4
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $243,696 at the close of the reporting period.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $1,042,846 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $906,849 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Canada	$3,898,046	$—	$—
China	—	1,832,060	—
Denmark	—	2,857,077	—
France	—	28,123,139	—
Germany	—	7,365,484	17
Hong Kong	—	6,671,657	—
Ireland	—	6,188,496	—
Italy	—	3,313,887	—
Japan	—	33,227,030	—
Netherlands	—	17,924,821	—
Norway	—	2,521,316	—
South Korea	—	4,247,571	—
Switzerland	—	24,080,972	—
United Arab Emirates	—	2,372,304	—
United Kingdom	—	30,795,514	—
United States	—	3,334,792	—

Total common stocks	3,898,046	174,856,120	17
Short-term investments	2,907,095	1,360,743	—

Totals by level	$6,805,141	$176,216,863	$17
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(457,900)	$—

Totals by level	$—	$(457,900)	$—
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)	$112,100,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com